Condensed Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 5,044	$ 7,920	$ 1,883
Accounts receivable			24,469
Total Current Assets	5,044	7,920	26,352
Non-current assets
Intangible assets, net of accumulated amortization and impairment of $15,320 and $15,120, respectively			200
Total non-current assets			200
TOTAL ASSETS	5,044	7,920	26,552
Current Liabilities
Accrued interest	442	124
Accrued interest, related party	44,848	43,349	33,262
Derivative liability			116,654
Convertible note payable, net of discount of $0 and ($49,134), respectively			16,866
Note payable	60,000	60,000
Note payable, related parties	281,380	281,380	520,000
Accrued compensation, related parties	252,000	189,000	0
Total Current Liabilities	638,670	573,853	686,782
TOTAL LIABILITIES	638,670	573,853	686,782
COMMITMENTS AND CONTINGENCIES
Stockholders' Deficit
Preferred stock: $0.001 par value, 750,000,000 authorized; 50,000,000 and 50,000,000 shares issued and outstanding, respectively	50,000	50,000	50,000
Common stock: $0.001 par value 900,000,000 authorized; 125,075,104 and 104,146,611 shares issued and outstanding, respectively	125,075	104,147	44,905
Additional paid in capital	3,173,655	3,061,858	2,236,440
Accumulated deficit	(3,982,356)	(3,781,938)	(2,991,576)
Total Stockholders' Deficit	(633,626)	(565,933)	(660,230)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 5,044	$ 7,920	$ 26,552